Share Capital (Details 4)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding | $	$ 1,446,224
Exercise price | $ / shares	$ 0.36
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding | $	$ 117,209
Issuance year	2009
Exercise price | $ / shares
Exercisable through	Exit event
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding | $	$ 59,384	[1]
Issuance year	2013
Exercise price | $ / shares	$ 0.92
Exercisable through	2023
Warrant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding | $	$ 32,964	[1]
Issuance year	2014
Exercise price | $ / shares	$ 1.50
Exercisable through	-	[2]
Warrant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding | $	$ 170,000
Issuance year	2018
Exercise price | $ / shares	$ 0.50
Exercisable through	2023
Warrant Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding | $	$ 600,000
Issuance year	2018
Exercise price | $ / shares	$ 0.50
Exercisable through	2023
Warrant Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding | $	$ 466,667
Issuance year	2018
Exercise price | $ / shares	$ 0.50
Exercisable through	2023

[1]	Issued in connection with 2014 and 2013 arrangements.
[2]	The earlier of: 5 years from the issuance date or the consummation of Initial Public Offering ("IPO") or Merger and Acquisition ("M&A") Transaction.